UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS, L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine          Westport, CT               5/15/09
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         1
                                               -------------

Form 13F Information Table Entry Total:                   32
                                               -------------

Form 13F Information Table Value Total:             $93,568
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.   Form 13F File Number     Name


  1.   28-12871                 CHARTER OAK MANAGEMENT GP LLC, GENERAL PARTNER


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                                                      Form 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ------------------------
                                                         VALUE    SHRS OR SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
----------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ---------- ------ ------
ANADARKO PETE CORP            COM             032511107   4,687   120,527 SH          SOLE                120,527     0     0
BOSTON SCIENTIFIC CORP        COM             101137107   3,180   400,000 SH          SOLE                400,000     0     0
DELTA AIR LINES INC DEL       COM NEW         247361702   2,443   433,992 SH          SOLE                433,992     0     0
DYNEGY INC DEL                CL A            26817G102     588   416,711 SH          SOLE                416,711     0     0
EVEREST RE GROUP LTD          COM             G3223R108  13,543   191,284 SH          SOLE                191,284     0     0
FEDEX CORP                    COM             31428X106   1,680    37,755 SH          SOLE                 37,755     0     0
ITC HLDGS CORP                COM             465685105     835    19,149 SH          SOLE                 19,149     0     0
LINN ENERGY LLC               UNIT LTD LIAB   536020100     782    52,506 SH          SOLE                 52,506     0     0
LOWES COS INC                 COM             548661107   1,588    87,028 SH          SOLE                 87,028     0     0
METTLER TOLEDO INTERNATIONAL  COM             592688105   2,450    47,738 SH          SOLE                 47,738     0     0
MYLAN INC                     COM             628530107  12,893   961,414 SH          SOLE                961,414     0     0
O REILLY AUTOMOTIVE INC       COM             686091109   2,401    68,574 SH          SOLE                 68,574     0     0
OCCIDENTAL PETE CORP DEL      COM             674599105   3,339    60,000 SH          SOLE                 60,000     0     0
OWENS ILL INC                 COM NEW         690768403   2,394   165,803 SH          SOLE                165,803     0     0
PARTNERRE LTD                 COM             G6852T105   3,591    57,853 SH          SOLE                 57,853     0     0
PFIZER INC                    COM             717081103   4,086   300,000 SH          SOLE                300,000     0     0
PREMIER EXIBITIONS INC        COM             74051E102     399   539,503 SH          SOLE                539,503     0     0
RADNET INC                    COM             750491102     851   685,987 SH          SOLE                685,987     0     0
SMITH INTL INC                COM             832110100     651    30,294 SH          SOLE                 30,294     0     0
SOUTH JERSEY INDS INC         COM             838518108     974    27,825 SH          SOLE                 27,825     0     0
SPDR GOLD TRUST               GOLD SHS        78463V107   1,001    11,089 SH          SOLE                 11,089     0     0
TD AMERITRADE HLDG CORP       COM             87236Y108   5,022   363,628 SH          SOLE                363,628     0     0
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209   6,509   144,484 SH          SOLE                144,484     0     0
TIME WARNER CABLE INC         CL A            88732J108     841    33,931 SH          SOLE                 33,931     0     0
TIME WARNER INC               COM             887317105   2,609   135,183 SH          SOLE                135,183     0     0
VALIDUS HOLDINGS LTD          COM SHS         G9319H102   4,452   188,020 SH          SOLE                188,020     0     0
VELOCITY EXPRESS CORP         COM PAR NEW     92257T707      69   364,857 SH          SOLE                364,857     0     0
VELOCITY EXPRESS CORP         CONV PFD        92257T939      42   219,078 SH          SOLE                219,078     0     0
VELOCITY EXPRESS CORP         SER N           92257T970      16    84,829 SH          SOLE                 84,829     0     0
VELOCITY EXPRESS CORP         SER Q           92257TXY4      16    85,471 SH          SOLE                 85,471     0     0
WAL MART STORES INC           COM             931142103   6,749   129,535 SH          SOLE                129,535     0     0
WESTERN GAS PARTNERS LP       COM UNIT LP IN  958254104   2,887   193,995 SH          SOLE                193,995     0     0

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